Inventories (Tables)	12 Months Ended
Jun. 30, 2023
Classes of current inventories [abstract]
Summary of Inventories	Inventories recognized in the consolidated statements of financial position are comprised of:

	June 30	June 30
	2023	2022
	$	$
Finished goods	13,860	13,190
Parts	5,234	5,155
	19,094	18,345
Provision for obsolescence	(1,124)	(919)
Net inventory carrying value	17,970	17,426